real estate joint ventures and investments in associates - Investments in associates (Details) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Statement of financial position
Current assets	$ 9,324			$ 9,324		$ 6,632
Non-current assets	51,304			51,304		51,391
Current liabilities	10,889			10,889		9,831
Non-current liabilities	33,637			33,637		31,394
Statement of income and other comprehensive income
NET INCOME ATTRIBUTABLE TO COMMON SHARES	7	$ 228		328	$ 355
Comprehensive income (loss)	10	220		374	446
Other comprehensive income	(51)	2		1	121
Reconciliation of statement of financial position summary financial information to carrying amounts
Our carrying amount	198			198		219
Individually immaterial associates
Reconciliation of statement of financial position summary financial information to carrying amounts
Our carrying amount	25			25		44
Miovision Technologies Incorporated
Statement of financial position
Current assets	81			81		88
Non-current assets	409			409		408
Current liabilities	40			40		35
Non-current liabilities	52			52		61
Net assets	398			398		400
Statement of income and other comprehensive income
Revenue and other income		41	$ 41	85	73
NET INCOME ATTRIBUTABLE TO COMMON SHARES	(2)	(8)		(13)	(18)
Comprehensive income (loss)	(4)	$ (8)		(15)	$ (18)
Reconciliation of statement of financial position summary financial information to carrying amounts
Net assets	398			$ 398		$ 400
Our interest				43.40%		43.40%
Our carrying amount	$ 173			$ 173		$ 175